Nature of business and summary of significant accounting policies (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		5 Months Ended	12 Months Ended
	Aug. 21, 2025	Sep. 30, 2025	Sep. 30, 2025	Apr. 25, 2025	Apr. 17, 2025	Sep. 30, 2024	Apr. 30, 2024
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common stock, par value		$ 0.001	$ 0.001			$ 0.001
Capital holding percentage				17.00%
Accumulated deficit						$ 1.8
Allowance for credit loss		$ 0.1	$ 0.1			$ 0.1
Advertising costs			$ 1.0
Repurchase authorized amount					$ 6.5		$ 5.0
Stock repurchased, shares		76,800
Halo Spin Out SPV Inc [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Equity method investment ownership percentage	100.00%
Halo Spin Out SPV Inc [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Business combination acquisition percentage	17.00%
Stock issued during period shares acquisitions	4,950,000
Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Common stock, par value				$ 0.001